Prepayments, Deposits And Other Receivables	12 Months Ended
Dec. 31, 2019
Prepayments, Deposits And Other Receivables [Abstract]
Prepayments, Deposits And Other Receivables
12.	PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES

	December 31,
	2018	2019
	HK$	HK$
Prepayments	27,301,254	35,085,959
Deposits	451,759	451,593
Other receivables	5,590,846	903,420

	33,343,859	36,440,972

Deposits and other receivables mainly represent rental deposits and deposits with event organi
z
ers. Where applicable, an impairment analysis is performed at each reporting date by considering the probability of default of comparable companies with published credit ratings.
As at December
31,
2018 and 2019, the probability of default applied ranged from 0.33% to 0.50% and the loss given default was estimated to be 45%. The recoverability was assessed with reference to the credit status of the debtors, and the expected credit loss as at December
31,
2018 and 2019 is considered to be minimal.
None of the above assets is either past due or impaired. The financial assets included in the above balances relate to receivables for which there was no recent history of default.